CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Total	ALTIMAR ACQUISITION CORP. II [Member]	Restated [Member] ALTIMAR ACQUISITION CORP. II [Member]	Additional Paid-in Capital ALTIMAR ACQUISITION CORP. II [Member]	Additional Paid-in Capital Restated [Member] ALTIMAR ACQUISITION CORP. II [Member]	Accumulated Deficit	Accumulated Deficit ALTIMAR ACQUISITION CORP. II [Member]	Accumulated Deficit Restated [Member] ALTIMAR ACQUISITION CORP. II [Member]	Accumulated Other Comprehensive Loss	Class A common stock ALTIMAR ACQUISITION CORP. II [Member]	Class A common stock Restated [Member] ALTIMAR ACQUISITION CORP. II [Member]	Class B common stock ALTIMAR ACQUISITION CORP. II [Member]	Class B common stock Restated [Member] ALTIMAR ACQUISITION CORP. II [Member]	Class A Contingently Redeemable Preferred Units Common Stock [Member]	Class A Common Units Common Stock [Member]	Class B Common Units Common Stock [Member]
Opening Balance, Shares, Contingently Redeemable Preferred Units at Dec. 31, 2018															260,196
Opening Balance, Value, Contingently Redeemable Preferred Units at Dec. 31, 2018															$ 9,175,000
Opening Balance, Shares at Dec. 31, 2018																1,112,807	535,796
Opening Balance, Value at Dec. 31, 2018		$ 12,246,000					$ (1,498,000)									$ 8,995,000	$ 4,749,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Members' contributions, Value, Contingently Redeemable Preferred Units															$ 19,017,000
Members' contributions, Shares, Contingently Redeemable Preferred Units															375,267
Units issued for acquisitions, Value, Contingently Redeemable Preferred Units															$ 3,644,000
Units issued for acquisitions, Shares, Contingently Redeemable Preferred Units															67,030
Members' contributions, Value		13,033,000														$ 9,706,000	$ 3,327,000
Members' contributions, Shares																1,770,645	607,051
Units issued for acquisitions, Value		2,498,000															$ 2,498,000
Units issued for acquisitions, Shares																	424,699
Share based compensation, Values		21,000															$ 21,000
Distributions to members		(128,000)															(128,000)
Net income (loss)		(4,771,000)					(4,771,000)
Foreign currency translation adjustment		0
Ending Balance, Shares, Contingently Redeemable Preferred Units at Dec. 31, 2019															702,493
Ending Balance, Value, Contingently Redeemable Preferred Units at Dec. 31, 2019															$ 31,836,000
Ending Balance, Value at Dec. 31, 2019		22,899,000					(6,269,000)									$ 18,701,000	$ 10,467,000
Ending Balance, Shares at Dec. 31, 2019																2,883,452	1,567,546
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Members' contributions, Value, Contingently Redeemable Preferred Units															$ 10,522,000
Members' contributions, Shares, Contingently Redeemable Preferred Units															214,444
Units issued for acquisitions, Value, Contingently Redeemable Preferred Units															$ 566,000
Units issued for acquisitions, Shares, Contingently Redeemable Preferred Units															15,691
Members' contributions, Value		9,978,000														$ 9,005,000	$ 973,000
Members' contributions, Shares																1,362,200	147,265
Units issued for acquisitions, Value		537,000															$ 537,000
Units issued for acquisitions, Shares																	110,449
Share based compensation, Values		22,000															$ 22,000
Net income (loss)		(1,105,000)					(1,105,000)
Foreign currency translation adjustment		6,000								$ 6,000
Ending Balance, Shares, Contingently Redeemable Preferred Units at Sep. 30, 2020															932,628
Ending Balance, Value, Contingently Redeemable Preferred Units at Sep. 30, 2020															$ 42,924,000
Ending Balance, Value at Sep. 30, 2020		32,337,000					(7,374,000)			6,000						$ 27,706,000	$ 11,999,000
Ending Balance, Shares at Sep. 30, 2020																4,245,652	1,825,259
Opening Balance, Shares, Contingently Redeemable Preferred Units at Dec. 31, 2019															702,493
Opening Balance, Value, Contingently Redeemable Preferred Units at Dec. 31, 2019															$ 31,836,000
Opening Balance, Shares at Dec. 31, 2019																2,883,452	1,567,546
Opening Balance, Value at Dec. 31, 2019		22,899,000					(6,269,000)									$ 18,701,000	$ 10,467,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Members' contributions, Value, Contingently Redeemable Preferred Units															$ 20,759,000
Members' contributions, Shares, Contingently Redeemable Preferred Units															423,083
Units issued for acquisitions, Value, Contingently Redeemable Preferred Units															$ 1,510,000
Units issued for acquisitions, Shares, Contingently Redeemable Preferred Units															41,842
Members' contributions, Value		19,686,000														$ 17,168,000	$ 2,518,000
Members' contributions, Shares																2,597,159	380,906
Units issued for acquisitions, Value		1,431,000															$ 1,431,000
Units issued for acquisitions, Shares																	294,529
Share based compensation, Values		34,000															$ 34,000
Net income (loss)		(7,963,000)					(7,963,000)
Foreign currency translation adjustment		(68,000)								(68,000)
Shareholders' equity ending balance (in shares) at Dec. 31, 2020											0		8,625,000
Shareholders' equity ending balance at Dec. 31, 2020			$ 20,000		$ 24,137			$ (5,000)			$ 0		$ 863
Ending Balance, Shares, Contingently Redeemable Preferred Units at Dec. 31, 2020											0				1,167,418
Ending Balance, Value, Contingently Redeemable Preferred Units at Dec. 31, 2020		54,105,000									$ 0				$ 54,105,000
Ending Balance, Value at Dec. 31, 2020		36,019,000					(14,232,000)			(68,000)						$ 35,869,000	$ 14,450,000
Ending Balance, Shares at Dec. 31, 2020																5,480,611	2,242,981
Shareholders' equity beginning balance (in shares) at Dec. 06, 2020													0
Shareholders' equity beginning balance at Dec. 06, 2020			0		0			0					$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	[1]		25,000		24,137								$ 863
Issuance of Class B ordinary shares to Sponsor , Shares	[1]												8,625,000
Net income (loss)			(5,000)		0			(5,000)					$ 0
Shareholders' equity ending balance (in shares) at Dec. 31, 2020											0		8,625,000
Shareholders' equity ending balance at Dec. 31, 2020			20,000		24,137			(5,000)			$ 0		$ 863
Ending Balance, Shares, Contingently Redeemable Preferred Units at Dec. 31, 2020											0				1,167,418
Ending Balance, Value, Contingently Redeemable Preferred Units at Dec. 31, 2020		54,105,000									$ 0				$ 54,105,000
Ending Balance, Value at Dec. 31, 2020		36,019,000					(14,232,000)			(68,000)						$ 35,869,000	$ 14,450,000
Ending Balance, Shares at Dec. 31, 2020																5,480,611	2,242,981
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion Of Temporary Equity To Redmeption Value			(31,669,403)		(24,137)			(31,645,266)
Net income (loss)			(15,725,653)					(15,725,653)
Shareholders' equity ending balance (in shares) at Mar. 31, 2021												0		8,625,000
Shareholders' equity ending balance at Mar. 31, 2021			(47,375,056)	$ (47,375,056)					$ (47,375,919)			$ 0		$ 863
Ending Balance, Value, Contingently Redeemable Preferred Units at Mar. 31, 2021			345,000,000
Shareholders' equity beginning balance (in shares) at Dec. 31, 2020											0		8,625,000
Shareholders' equity beginning balance at Dec. 31, 2020			20,000		24,137			(5,000)			$ 0		$ 863
Opening Balance, Shares, Contingently Redeemable Preferred Units at Dec. 31, 2020											0				1,167,418
Opening Balance, Value, Contingently Redeemable Preferred Units at Dec. 31, 2020		54,105,000									$ 0				$ 54,105,000
Opening Balance, Shares at Dec. 31, 2020																5,480,611	2,242,981
Opening Balance, Value at Dec. 31, 2020		36,019,000					(14,232,000)			(68,000)						$ 35,869,000	$ 14,450,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation, Values		31,000															31,000
Net income (loss)		(8,058,000)	755,552				(8,058,000)
Foreign currency translation adjustment		96,000								96,000
Shareholders' equity ending balance (in shares) at Sep. 30, 2021											0		8,625,000
Shareholders' equity ending balance at Sep. 30, 2021			(30,893,851)		0			(30,894,714)			$ 0		$ 863
Ending Balance, Shares, Contingently Redeemable Preferred Units at Sep. 30, 2021											34,500,000				1,167,418
Ending Balance, Value, Contingently Redeemable Preferred Units at Sep. 30, 2021		54,105,000	345,000,000								$ 345,000,000				$ 54,105,000
Ending Balance, Value at Sep. 30, 2021		28,088,000					(22,290,000)			28,000						$ 35,869,000	$ 14,481,000
Ending Balance, Shares at Sep. 30, 2021																5,480,611	2,242,981
Shareholders' equity beginning balance (in shares) at Mar. 31, 2021												0		8,625,000
Shareholders' equity beginning balance at Mar. 31, 2021			(47,375,056)	(47,375,056)					(47,375,919)			$ 0		$ 863
Opening Balance, Value, Contingently Redeemable Preferred Units at Mar. 31, 2021			345,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			13,878,688					13,878,688
Shareholders' equity ending balance (in shares) at Jun. 30, 2021												0		8,625,000
Shareholders' equity ending balance at Jun. 30, 2021			(33,496,368)	$ (33,496,368)		$ 0			$ (33,497,231)			$ 0		$ 863
Ending Balance, Value, Contingently Redeemable Preferred Units at Jun. 30, 2021			345,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			2,602,517					2,602,517
Shareholders' equity ending balance (in shares) at Sep. 30, 2021											0		8,625,000
Shareholders' equity ending balance at Sep. 30, 2021			(30,893,851)		$ 0			$ (30,894,714)			$ 0		$ 863
Ending Balance, Shares, Contingently Redeemable Preferred Units at Sep. 30, 2021											34,500,000				1,167,418
Ending Balance, Value, Contingently Redeemable Preferred Units at Sep. 30, 2021		54,105,000	$ 345,000,000								$ 345,000,000				$ 54,105,000
Ending Balance, Value at Sep. 30, 2021		$ 28,088,000					$ (22,290,000)			$ 28,000						$ 35,869,000	$ 14,481,000
Ending Balance, Shares at Sep. 30, 2021																5,480,611	2,242,981

[1]	Includes an aggregate of up to 1,125,000 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).